REVENUE INFORMATION - Disaggregated by Major Products/Services Lines (Parenthetical) (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Sep. 30, 2021 CNY (¥)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Disaggregation of Revenue [Line Items]
Gross amount of revenue			¥ 271,933	$ 42,672	¥ 245,335	¥ 214,768
Net revenue	¥ 17,800	¥ 11,600	752,688	$ 118,113	723,453	592,798
CPaaS
Disaggregation of Revenue [Line Items]
Gross amount of revenue			166,000		212,000	148,000
Net revenue			¥ 41,000		¥ 50,000	¥ 17,000